UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number:  811-23429

HOMESTEAD FUNDS TRUST

(Exact name of registrant as specified in charter)

4301 Wilson Boulevard

Arlington, VA 22203

(Address of principal executive office – Zip code)

Danielle Sieverling

Homestead Funds Trust

4301 Wilson Boulevard

Arlington, VA 22203

(Name and address of agent for service)

Copies to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

(Name and addresses of agent for service)

Registrant’s telephone number, including area code:  (703) 907-5993

Date of fiscal year end:  December 31

Date of reporting period:  May 1, 2019 – June 30, 2019

Item 1.  Proxy Voting Record.

 Homestead Fund Trust is an open-end management investment company currently consisting of one separate portfolio, the Intermediate Bond Fund (the “Fund”).

 The Fund held no portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting held during the reporting period with respect to which the Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HOMESTEAD FUNDS TRUST

By (Signature and Title)	/s/ Mark D. Santero
Mark D. Santero
President, Chief Executive Officer and Trustee

Date:	August 30, 2019